Note 13 - Other Financial Assets - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
FVTPL marketable securities (a)	[1]	$ 13,876	$ 5,626
FVTOCI marketable securities (b)	[2]	22,444	880
Total marketable securities		36,319	6,506
Foreign currency derivatives (Note 24)			982
Total other financial assets		$ 36,319	$ 7,488

[1]	Fair Value through Profit or Loss ("FVTPL") Marketable Securities Gain in marketable securities designated as FVTPL for the year ended December 31, 2020 was $2.0 million (2019 - loss of $0.5 million) and was recorded through profit or loss. As consideration for the acquisition of the Springpole Silver Stream (Note 14(c)), the Company received 30 million common share purchase warrants of First Mining Gold Corp., each of which will entitle the Company to purchase one common share of First Mining at CAD$0.40 over a period of five years. The fair value of the warrants was measured at $5.7 million using the Black-Scholes model at the time of the acquisition, and subsequently remeasured at $4.7 million at December 31, 2020. Gain in marketable securities designated as FVTPL for the year ended December 31, 2020 was $2.0 million (2019 - loss of $0.5 million) and was recorded through profit or loss. As consideration for the acquisition of the Springpole Silver Stream (Note 14(c)), the Company received 30 million common share purchase warrants of First Mining Gold Corp., each of which will entitle the Company to purchase one common share of First Mining at CAD$0.40 over a period of five years. The fair value of the warrants was measured at $5.7 million using the Black-Scholes model at the time of the acquisition, and subsequently remeasured at $4.7 million at December 31, 2020.
[2]	Fair Value through Other Comprehensive Income ("FVTOCI") Marketable Securities Changes in fair value of marketable securities designated as FVTOCI for the year ended December 31, 2020 was $10.5 million (2019 - $0.3 million), net of tax, and was recorded through other comprehensive income and will not be transferred into earnings or loss upon disposition or impairment. As part of the consideration received for the option arrangement of the La Joya Project (see Note 14(d)), in September 2020, the Company received 5,146,401 common shares of Silver Dollar Resources Inc. ("Silver Dollar") with a fair value of $6.9 million. In September and December 2020, the Company participated in two private placements of Silver Dollar to acquire an additional 700,000 common shares for $0.7 million. As at December 31, 2020, the fair value of these shares was $8.6 million. As part of consideration received for the sale of the Plomosas Silver Project (see Note 14(e)), the Company received 17,097,500 common shares of GR Silver Mining Ltd. with a fair value of $1.7 million on March 27, 2020. In May 2020, the Company participated in a private placement by GR Silver Mining Ltd. ("GR Silver") and for $0.8 million acquired an additional 4,000,000 shares with 2,000,000 one-year warrants with a strike price of CAD$0.40 per share. As at December 31, 2020, the fair value of these shares was $12.9 million. These shares are designated as FVTOCI marketable securities while the warrants are designated as FVTPL marketable securities.